TAXES RECOVERABLE (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
VAT Recoverable	$ 1,826	$ 1,385
GST Recoverable	39	25
Income taxes recoverable	2,498	2,327
Total Taxes Recoverable	$ 4,363	$ 3,737